Note 13 - Commitments and Contingencies (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Right of use assets	$ 243,251	$ 323,661	$ 0
Lease liability - right of use, current	179,524	173,270	0
Lease liability - right of use, noncurrent	92,889	185,777	$ 0
Lease liability - right of use	$ 272,413	$ 359,047